Average Annual Total Returns{- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio K PRO-08 - Fidelity® OTC Portfolio	Fidelity OTC Portfolio-Class K Return Before Taxes Past 1 year	Fidelity OTC Portfolio-Class K Return Before Taxes Past 5 years	Fidelity OTC Portfolio-Class K Return Before Taxes Past 10 years	NS004 Past 1 year	NS004 Past 5 years	NS004 Past 10 years
Total	25.15%	28.07%	22.37%	22.18%	24.97%	20.96%